Form N-CSR Cover	12 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.
Entity Central Index Key	0001600600
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024